Investment Risks	Jul. 23, 2026
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effective immediately, the sections under the heading “Principal Investment Risks” are amended and supplemented with the addition of the additional risk:

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.